Going Concern and Liquidity	6 Months Ended	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2024
Going Concern and Liquidity [Abstract]
Going Concern and Liquidity

Note 2 - Going Concern and Liquidity

The Company incurred a net loss of $11,594 during the period ended March 31, 2024 and, as of that date, the Company’s current asset exceeded its current liability by $378. The continuation of the Company as a going concern is dependent upon the Company’s ability to operate profitably in the foreseeable future and to continue to receive adequate financial support from its shareholders. These conditions indicate the existence of a material uncertainty which may cast substantial doubt on the Company’s ability to continue as a going concern. These unaudited condensed consolidated financial statements do not include any adjustments relating to the recovery of recorded assets or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Note 2 - Going Concern and Liquidity

The Company incurred a net loss of $14,157 during the period ended June 30, 2024 and, as of that date, the Company’s current liabilities exceeded its current assets by $2,054. The continuation of the Company as a going concern is dependent upon the Company’s ability to operate profitably in the foreseeable future and to continue to receive adequate financial support from its shareholders. These conditions indicate the existence of a material uncertainty which may cast substantial doubt on the Company’s ability to continue as a going concern. These unaudited condensed consolidated financial statements do not include any adjustments relating to the recovery of recorded assets or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern.